Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) - Long Term Incentive Stock Option Plan [member] shares in Millions, $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1.0
Fair value of stock options granted | $	$ 11
Executive Committee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.3